Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019
Directors and officers of the Company	21	38
Related company	7	131
Total	28	169

The following amount due from related party and advance represent as well as investment in Premium Nickel a private company incorporated in Ontario, in which certain directors and officers of the Company also hold offices and minority investments.

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019
Due from related party	55	95
Advance	50	24
Investment	48	-

Total	153	119

Schedule of Key Management Compensation

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2020	December 31, 2019	December 31, 2018
Geological consulting fees – expensed	5	136	104
Geological consulting fees – capitalized	-	-	18
Management fees – expensed	478	747	747
Salaries - expensed	182	185	181
Share-based payments	756	-	192
Total	1,421	1,068	1,242